Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Amortization Method and Rate of Estimated Useful Life of Intangible Assets

Intangible assets with finite useful lives are amortized over their estimated useful lives using the following methods and rates:

	Method	Rate
Software	Double declining	50%
Health Canada Licenses	Straight-line	Useful life of corresponding facilities
Israeli Codes	Straight-line	Useful life of corresponding facilities

Summary of Basis Depreciation of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The assets are depreciated over their estimated useful lives using the following methods and rates:

	Method	Rate
Building structures	Straight-line	15 to 20 years
Furniture and equipment	Straight-line	5 years
Computer equipment	Straight-line	3 years
Security equipment	Straight-line	5 years
Production equipment	Straight-line	7 years
Road	Straight-line	25 years
Leasehold improvements	Straight-line	5 to 10 years
Equipment under finance lease	Straight-line	Lesser of term of lease and useful life of equipment

Summary of detailed information about financial instruments	The Company's accounting policy for each class of financial instruments is as follows:
Classification	Financial instruments	Accounting policy
Amortized cost

Cash, accounts receivable, other receivables, loan receivable, advances to joint ventures, accounts payable and other liabilities, holdbacks payable, construction loan payable, due to non-controlling interests

These financial instruments are initially recognized at fair value plus directly attributable transaction costs. Subsequently, these instruments are measured at amortized cost using the effective interest method. Financial assets are adjusted for any ECLs.(i) The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest over the relevant period. The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Fair value through profit or loss	Other investments (investment in warrants of AbCann Global Corp.)

These financial instruments are initially recognized at fair value; all transaction costs are recognized immediately in profit or loss. Subsequently, these instruments are recognized at fair value at each reporting date. Any changes in fair value, and gains or losses upon disposition of the financial instruments are recognized in profit or loss.

Fair value through other comprehensive income (equity instruments)	Other investments (investments in Canopy Growth Corporation, Evergreen Medicinal Supply Inc.)

These equity instruments are irrevocably classified in this category, and are initially recognized at fair value, plus directly attributable transaction costs. Subsequently, these instruments are recognized at fair value at each reporting date. Any changes in fair value and gains or losses upon disposition of the financial instruments are recognized in other comprehensive income in the period during which the change occurs.